MEEDER ADVISOR FUNDS


                THE INSTITUTIONAL FUND

                2000 SEMI-ANNUAL REPORT

                June 30, 2000




MEEDER ADVISOR FUNDS
6000 Memorial Drive, P.O. Box 7177              [PHOTO] Cityscape
Dublin, Ohio 43017
1-800-494-3539
1-614-766-7000
Fax 1-614-766-6809

THE INSTITUTIONAL FUND
SEMI-ANNUAL REPORT
JUNE 30, 2000


SEMI-ANNUAL MARKET COMMENTARY

     The big news in the first quarter was the 0.50% cumulative increase in the Fed Funds rate by the Federal Reserve Board, spread out over two 0.25% hikes. Rapid economic growth and a surging technology sector led Alan Greenspan & Co. to a bias towards tightening short-term interest rates. In anticipation, the Fund shortened its average maturity from 60 to 45 days and increased its exposure to floating rate instruments. Quality was also a central issue during the quarter, as investors fled to the highest quality issues on occasional fears of a sharp stock market decline.

     The increase in the Fund's yields in the second quarter is the result of the Federal Reserve Board's action increasing short-term interest rates and increased demand for funds from businesses and consumers. On May 31, one-year interest rates peaked at 7.50% and settled back down to 7.11% by June 30. Since the one-year rate is very sensitive to demands for borrowing, its decline prompted us to extend the average maturity during the month of June to 72 days by the 15th. At quarter end, the average Fund's maturity was 68 days.

     The Federal Reserve left short-term rates unchanged at their last meeting in late June. The decision was undoubtedly based upon recent indications of a slowing economy. The next meetings are scheduled for August and October while the presidential campaigns are in full swing. If the Federal Reserve takes any action in the next six months, it will most likely occur in August so the Fed doesn't appear to have any political motivation for hiking rates. No matter what the Fed does at its next two meetings, it is apparent that we are closer to the end than the beginning of this cycle of rising interest rates.


[PHOTO] Philip A. Voelker, Portfolio Manager

PERFORMANCE PERSPECTIVE

Period & Average Annual Total
Returns as of June 30, 2000
-------------------------------------------
  Year to Date......................  3.02%
  1 Year............................  5.76%
  3 Years...........................  5.50%
  5 Years...........................  5.52%
  Life of Fund*.....................  5.51%

  * Inception Date 6/15/94

Current & Effective Yields
as of June 30, 2000
-------------------------------------------
  7-day Simple Yield................. 6.41%
  7-day Compound Yield............... 6.60%


PORTFOLIO HOLDINGS as of June 30, 2000*

[GRAPH] The following information was presented as a pie chart:

  1) Commercial Paper           64%
  2) Variable Rate Notes        17%
  3) Repurchase Agreements      15%
  4) Certificates of Deposit     4%

* Portfolio holdings are subject to change


PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. All performance figures represent total returns and average annual total returns for the period ended 6/30/00. Investment performance represents total return and assumes reinvestment of all dividend and capital gain distributions. The investment value and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Investment Adviser reimbursed expenses in order to reduce the operating expenses of The Institutional Fund during each period shown. An investment in The Institutional Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Yield quotations more closely reflect the current earnings of The Institutional Fund than do total return quotations. To obtain a prospectus containing more complete information about The Institutional Fund, including other fees and expenses that apply to a continued investment in the Fund, you may call (800)494-3539 or write P.O. Box 7177, Dublin OH 43017. Please read the prospectus carefully before investing.

Money Market Portfolio
Portfolio of Investments as of June 30, 2000 (Unaudited)

                                                                         COUPON/YIELD  MATURITY FACE AMOUNT      AMORTIZED COST

COMMERCIAL PAPER - 63.8%
        Allegheny Energy, Inc.                                                6.69%    09/07/00  $50,000,000         $49,386,750
        American Honda Finance                                                6.60%    09/13/00    7,000,000           6,907,600
        AT&T Corp.                                                            6.61%    11/15/00   50,000,000          48,760,625
        Bank of America Corp.                                                 6.70%    12/06/00   50,000,000          48,548,333
        British Telecommunications PLC                                        6.00%    07/31/00   50,000,000          49,766,666
        Catholic Healthcare Partners***                                       6.75%    10/04/00   11,488,000          11,287,678
        Credit Suisse First Boston, Inc.***                                   6.03%    08/18/00   50,000,000          49,614,750
        Daimler Chrysler AG Holdings                                          6.23%    10/18/00   75,000,000          73,611,229
        Deutsche Bank Financial                                               6.61%    11/06/00   50,000,000          48,843,250
        Duff & Phelps Utility & Corp.***                                      6.72%    11/20/00   12,500,000          12,173,333
        Duff & Phelps Utility & Corp.***                                      6.68%    11/03/00   11,193,000          10,937,538
        E.I. duPont De Nemours Co.                                            5.98%    08/28/00   20,000,000          19,813,955
        E.I. duPont De Nemours Co.                                            6.02%    10/04/00   50,000,000          49,222,417
        General Electric Capital Corp.                                        6.66%    03/06/01   50,000,000          47,724,500
        Household Finance Corp.                                               6.63%    12/13/00   50,000,000          48,499,042
        Johnson & Johnson***                                                  5.79%    07/05/00   25,000,000          24,991,958
        Merrill Lynch & Co.                                                   6.01%    07/26/00   60,000,000          59,769,617
        Monsanto Co.                                                          5.95%    07/06/00   30,000,000          29,985,125
        Motorola, Inc.                                                        6.65%    09/18/00   50,000,000          49,288,819
        National Rural Utilities                                              6.05%    08/07/00   25,000,000          24,852,952
        Standard Life Funding                                                 6.17%    08/10/00   25,000,000          24,837,180
        Toronto Dominion Holdings                                             6.64%    09/19/00   50,000,000          49,280,667
        Xerox Credit Corp.                                                    6.18%    07/12/00   25,000,000          24,961,375

        TOTAL COMMERCIAL PAPER
        (Cost$863,065,360 )                                                                                          863,065,360

CORPORATE OBLIGATIONS - 17.4%

        American General Corp.                                                9.63%    07/15/00    3,000,000           3,002,944
        American Honda Finance Corp.***                                       6.89%*   08/21/00   10,000,000          10,005,791
        Aquarium Holdings KY***                                               6.69%*   07/06/00   13,208,000          13,208,000
        Austin Printing Co., Inc.***                                          6.76%*   07/06/00    2,515,000           2,515,000
        AT&T Corp.***                                                         6.73%*   08/07/00   10,000,000          10,001,249
        Bank One Corp.***                                                     6.84%*   08/18/00   10,000,000          10,001,464
        Bath Technologies, Inc.***                                            6.79%*   07/06/00    1,460,000           1,460,000
        Bath Technologies, Inc.***                                            6.76%*   07/06/00    4,400,000           4,400,000
        Beaver Creek Enterprise***                                            6.76%*   07/06/00    2,150,000           2,150,000
        Branch Banking and Trust                                              7.06%*   08/30/00   10,000,000          10,011,591
        Care Life Project***                                                  6.76%*   07/06/00    3,600,000           3,600,000
        Clark Grave Vault Co.***                                              6.69%*   07/06/00    2,250,000           2,250,000
        Coughlin Family Prop., Inc.***                                        6.69%*   07/06/00    3,405,000           3,405,000
        Damascus-Bishop Tire***                                               6.76%*   07/06/00    9,500,000           9,500,000
        Danis Construction Co.***                                             6.69%*   07/06/00    5,000,000           5,000,000
        D.E.D.E. Realty***                                                    6.69%*   07/06/00    3,575,000           3,575,000
        Doren, Inc.***                                                        6.76%*   07/06/00      200,000             200,000
        Espanola/Nambe***                                                     6.76%*   07/06/00    1,905,000           1,905,000
        Ford Motor Credit Co.                                                 6.30%*   10/02/00      900,000             900,000
        Ford Motor Credit Co.                                                10.13%    11/15/00    1,000,000           1,010,324
        GTE Corp.                                                             6.83%*   09/11/00   40,000,000          39,986,264
        General Motors Acceptance Corp.                                       5.63%    09/11/00       85,000              84,008




        Gordon Flesch Co. Project***                                          6.76%*   07/06/00    1,000,000           1,000,000
        Hancor, Inc.***                                                       6.76%*   07/06/00      500,000             500,000
        IBM Corp.                                                             6.04%    08/07/00    3,000,000           2,999,380
        Isaac Tire, Inc.***                                                   6.69%*   07/06/00      955,000             955,000
        Jackson Tube Service, Inc.***                                         6.69%*   07/06/00    4,800,000           4,800,000
        J.W. Harris Co., Inc.***                                              6.69%*   07/06/00    4,100,000           4,100,000
        K.L. Morris, Inc.***                                                  6.69%*   07/06/00    2,165,000           2,165,000
        Luken-Woodlawn LLC***                                                 6.69%*   07/06/00    3,655,000           3,655,000
        Merrill Lynch & Co.                                                   6.35%    07/24/00      250,000             250,039
        MetLife Insurance Co.****                                             6.34%*   07/03/00   20,000,000          20,000,000
        Miami Valley Steel***                                                 6.76%*   07/06/00    2,050,000           2,050,000
        Mubea, Inc.***                                                        6.76%*   07/06/00   11,925,000          11,925,000
        Ohio Presbyterian Retirement Services***                              6.76%*   07/06/00    6,245,000           6,245,000
        O.K.I. Supply Co.***                                                  6.69%*   07/06/00    2,000,000           2,000,000
        Osco Industries, Inc.***                                              6.76%*   07/06/00    2,400,000           2,400,000
        Presrite Corp.***                                                     6.76%*   07/06/00    1,360,000           1,360,000
        Pro Tire, Inc.***                                                     6.69%*   07/06/00    1,145,000           1,145,000
        R.I. Lampus Co.***                                                    6.76%*   07/06/00    1,780,000           1,780,000
        RSD Technology LLC***                                                 6.76%*   07/06/00    5,365,000           5,365,000
        Seariver Maritime, Inc.***                                            6.60%*   07/03/00    6,000,000           6,000,000
        SGS Tool Company***                                                   6.76%*   07/06/00    1,440,000           1,440,000
        Surgery Financing Co.***                                              6.76%*   07/06/00    6,240,000           6,240,000
        White Castle Project***                                               6.76%*   07/06/00    8,250,000           8,250,000

        TOTAL CORPORATE OBLIGATIONS
        (Cost$234,796,054 )                                                                                          234,796,054

U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.1%
        Federal Home Loan Bank Note                                           5.30%    12/01/00    1,000,000             993,123

        TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
        (Cost    $993,123 )                                                                                              993,123

U.S. TREASURY OBLIGATIONS - 0.0%
     **  U.S. Treasury Bill                                                    5.64%    01/04/01       63,100              61,272

        TOTAL U.S. TREASURY OBLIGATIONS
        (Cost     $61,272 )                                                                                                61,272

CERTIFICATES OF DEPOSIT - 3.7%
        Wilmington Trust Co.                                                  6.92%    10/03/00   50,000,000          50,001,248

        TOTAL CERTIFICATES OF DEPOSIT
        (Cost $50,001,248 )                                                                                           50,001,248




REPURCHASE AGREEMENTS - 15.0%

        State Street Securities LLC, 6.40%, 07/03/00, (Collateralized by      6.40%    07/03/00   30,037,000          30,037,000
            $30,335,000 Federal Home Loan Bank Note, 5.875%, 08/15/01,
            market value - $30,638,350)

        Smith Barney Securities LLC, 7.19%, 07/03/00, (Collateralized by     7.185%    07/03/00  173,794,000         173,794,000
            $178,397,271 various commercial papers, 6.58 - 6.63%,
            07/03/00 - 09/25/00, market value - $177,270,008)

        TOTAL REPURCHASE AGREEMENTS
        (Cost $203,831,000 )                                                                                         203,831,000

TOTAL INVESTMENTS - 100.0%
(Cost $1,352,748,057)(a)                                                                                          $1,352,748,057

TRUSTEE DEFERRED COMPENSATION*****                                                                     SHARES             VALUE
        Flex-funds Highlands Growth Fund                                                                 783             $16,985
        Flex-funds Muirfield Fund                                                                      1,587               9,874
        Flex-funds Total Return Utilities Fund                                                           404               8,281
        Meeder Advisor International Equity Fund                                                         631               9,483

        TOTAL TRUSTEE DEFERRED COMPENSATION
        (Cost  $44,623 )                                                                                                 $44,623


(a)  Cost for federal income tax and financial reporting purposes are the same.

* Variable rate security. Interest rate is as of June 30, 2000. Maturity date reflects the next rate change date.

**   Pledged as collateral on Letter of Credit.

*** Security is restricted as to resale to institutional investors, but has been deemed liquid in accordance with guidelines approved by the Board of Trustees.

**** Illiquid security. The sale or disposition of such security would not be possible in the ordinary course of business within seven days at approximately the value at which the Fund has valued the security.

***** Assets of affiliates to the Money Market Portfolio held for the benefit of the Portfolio's Trustees in connection with the Trustee Deferred Compensation Plan.

See accompanying notes to financial statements.

STATEMENT OF ASSETS & LIABILITIES
JUNE 30, 2000 (UNAUDITED)

                                                                INSTITUTIONAL
                                                                    FUND

Assets
        Investment in corresponding portfolio, at value         $1,132,336,970
        Receivable from investment advisor                             347,541
        Other assets                                                    49,029
Total Assets                                                     1,132,733,540

Liabilities
        Dividends payable                                            6,820,355
        Accrued transfer agent and administrative fees                 115,384
        Accrued distribution plan fees                                  75,850
        Other accrued liabilities                                        2,262
Total Liabilities                                                    7,013,851

Total Net Assets                                                $1,125,719,689

Net Assets
        Capital                                                  1,125,719,689
Total Net Assets                                                $1,125,719,689

Capital Stock Outstanding                                        1,125,719,689
  (indefinite number of shares authorized, $0.10 par value)

Net Asset Value, Offering and Redemption Price Per Share                 $1.00

See accompanying notes to financial statements.

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)

                                                               INSTITUTIONAL
                                                                   FUND


Net Investment Income from Corresponding Portfolio
         Interest                                                 $37,394,779
         Expenses net of waivers and/or reimbursements             (1,123,182)
Total Net Investment Income from Corresponding Portfolio           36,271,597

Fund Expenses
         Administrative                                               303,066
         Transfer agent                                               363,679
         Distribution plan                                            192,567
         Registration and filing                                       38,262
         Insurance                                                      4,892
         Printing                                                       1,711
         Legal                                                          1,274
         Postage                                                        1,173
         Audit                                                          1,008
         Other                                                         13,897
Total Expenses                                                        921,529
Expenses reimbursed by investment advisor                            (614,007)
Net Expenses                                                          307,522

Net Investment Income                                              35,964,075

Net Increase in Net Assets Resulting from Operations              $35,964,075

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)
AND YEAR ENDED DECEMBER 31, 1999

INSTITUTIONAL FUND

                                                                  Six months
                                                                     ended              Year
                                                                 June 30, 2000          ended
                                                                  (unaudited)     December 31, 1999
Increase (Decrease) in Net Assets
Operations
              Net investment income                                  $35,964,075        $48,284,616
Net increase in net assets resulting from operations                  35,964,075         48,284,616
Dividends and Distributions to Shareholders from
              Net investment income                                  (35,964,075)       (48,284,616)
Net decrease in net assets resulting from dividends and              (35,964,075)       (48,284,616)
  distributions
Capital Transactions
              Issued                                               3,596,411,247      5,636,817,728
              Reinvested                                               1,376,922          2,433,438
              Redeemed                                            (3,340,237,219)    (5,412,913,706)
Net increase in net assets resulting from capital transactions       257,550,950        226,337,460

Total Increase in Net Assets                                         257,550,950        226,337,460

Net Assets - Beginning of Period                                     868,168,739        641,831,279

Net Assets - End of Period                                        $1,125,719,689       $868,168,739

Share Transactions
              Issued                                               3,596,411,247      5,636,817,728
              Reinvested                                               1,376,922          2,433,438
              Redeemed                                            (3,340,237,219)    (5,412,913,706)
Change in shares                                                     257,550,950        226,337,460

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
INSTITUTIONAL FUND

                                                          Six months        Year        Year         Year        Year        Year
                                                            ended           ended       ended        ended       ended       ended
                                                           6/30/00         12/31/99    12/31/98     12/31/97    12/31/96    12/31/95
                                                          (Unaudited)

Net Asset Value, Beginning of Period                          $1.00          $1.00       $1.00        $1.00       $1.00       $1.00

Income from Investment Operations
    Net investment income                                     0.030          0.050       0.054        0.054       0.053       0.059
Total from Investment Operations                              0.030          0.050       0.054        0.054       0.053       0.059

Less Dividends and Distributions
    From net investment income                               (0.030)        (0.050)     (0.054)      (0.054)     (0.053)     (0.059)
Total Dividends and Distributions                            (0.030)        (0.050)     (0.054)      (0.054)     (0.053)     (0.059)

Net Asset Value, End of Period                                $1.00          $1.00       $1.00        $1.00       $1.00       $1.00

Total Return                                                   3.02%(3)       5.13%       5.49%        5.53%       5.43%       6.01%

Ratios/Supplemental Data
    Net assets, end of period ($000)                        $1,125,720    $868,169    $641,831     $415,994    $232,142    $113,205
    Ratio of expenses to average net assets                   0.24%(2)       0.25%       0.24%        0.25%       0.25%       0.25%
    Ratio of net investment income to average net assets      5.93%(2)       5.01%       5.34%        5.41%       5.30%       5.87%
    Ratio of expenses to average net assets                   0.45%(2)       0.45%       0.45%        0.47%       0.46%       0.55%
    before reimbursement/waiver of fees(1)
    Ratio of net investment income to average net             5.72%(2)       4.81%       5.13%        5.19%       5.09%       5.57%
    assets before reimbursement/waiver of fees(1)

(1) Ratio includes fees waived in corresponding portfolio.
(2) Annualized.
(3) Not annualized.

See accompanying notes to financial statements.

                    THE INSTITUTIONAL FUND SEMI-ANNUAL REPORT

                          Notes to Financial Statements
                            June 30, 2000 (Unaudited)


1.   ORGANIZATION

The Meeder Advisor Funds Trust (f/k/a the Flex-Partners Trust) (the "Trust") was organized in 1992 and is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust offers five series, and it is presently comprised of five separate funds. This report only contains the financial statements of the Institutional Fund. The Institutional Fund (the "Fund") invests all of its investable assets in a corresponding open-end management investment company (the "Portfolio") having the same investment objective as the Fund. The Fund, the Portfolio into which the Fund invests and the percentage of the Portfolio owned by the Fund is as follows:

                                                    PERCENTAGE OF PORTFOLIO
                                                    OWNED BY FUND AS OF JUNE
FUND                     PORTFOLIO                        30, 2000
Institutional Fund       Money Market Portfolio             83%

The financial statements of the Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the financial statements of the Fund.

2.   SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

VALUATION OF INVESTMENTS

The Fund values its investment in the corresponding Portfolio at fair value. Valuation of securities held by the Portfolio is further described at Note 2 of the Portfolio's Notes to Financial Statements.

INCOME TAXES

It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income and net capital gains to its shareholders. Therefore, no Federal income tax provision is required.

DISTRIBUTIONS TO SHAREHOLDERS

The Fund declares dividends from net investment income on a daily basis and pays such dividends on a monthly basis. The Fund distributes net capital gains, if any, on an annual basis.

Distributions from net investment income and from net capital gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Accordingly, timing differences relating to shareholder distributions are reflected in the components of net asets and permanent book and tax differences relating to shareholder distributions have been reclassified to capital.

INVESTMENT INCOME & EXPENSES

The fund records daily its proportionate share of the Portfolio's income, expense, and realized and unrealized gains and losses. In addition, the fund accrues its own expenses. Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Funds based on each Fund's relative net assets or other appropriate basis.

3.   AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

Meeder Asset Management (f/k/a R. Meeder & Associates) ("MAM"), a wholly-owned subsidiary of Muirfield Investors, Inc. ("MII"), provides the Portfolio with investment management, research, statistical and advisory services.

Mutual Funds Service Co. ("MFSCo"), a wholly-owned subsidiary of MII, serves as stock transfer, dividend disbursing and shareholder services agent for the Fund. In compensation for such services, the Fund pays MFSCo an annual fee equal to the greater of $20 per active shareholder account or 0.06% of the Fund's average daily net assets. MFSCo is entitled to receive an annual minimum fee of $4,000 from the Fund.

MFSCo provides the Trust with certain administrative services. In compensation for such services, the Fund pays MFSCo an annual fee equal to 0.05% of the Fund's average daily net assets.

MAM has voluntarily agreed to reimburse the Fund for the amount by which annual expenses of the Fund, including expenses allocated from its respective Portfolio (excluding interest, taxes, brokerage fees, and extraordinary expenses), exceed 0.26% of average daily net assets of the Fund. Such reimbursement is limited to the total of fees charged to the Fund by MAM and MFSCo.

Pursuant to Rule 12b-1 of the Act, the Fund has adopted a Distribution Plan (the "Plan"). Under the terms of the Plan, the Fund may incur certain expenses associated with the distribution of fund shares in amounts not to exceed 0.03% of the average daily net assets of the Fund on an annual basis.

Certain officers of the Fund and trustees of the Trust and the Portfolio are also officers or directors of MII, MAM and MFSCo.

STATEMENTS OF ASSETS & LIABILITIES
JUNE 30, 2000 (UNAUDITED)


                                                                    Money
                                                                   Market
                                                                  Portfolio

Assets
      Investments, at market value*                            $1,148,917,057
      Repurchase agreements, at cost*                             203,831,000
      Trustee deferred compensation investments, at market value       44,623
      Cash                                                                675
      Receivable from corresponding Fund                            1,821,618
      Interest and dividend receivable                              2,394,824
      Prepaid expenses/other assets                                   146,658
Total Assets                                                    1,357,156,455

Liabilities
      Payable for Trustee Deferred Compensation Plan                   44,623
      Payable to investment advisor                                   192,239
      Accrued fund accounting fees                                     15,903
      Other accrued liabilities                                        15,464
Total Liabilities                                                     268,229

Total Net Assets                                               $1,356,888,226

Net Assets
      Capital                                                   1,356,888,226
Total Net Assets                                               $1,356,888,226

*Securities at cost                                            $1,352,748,057

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)

                                                                    Money
                                                                    Market
                                                                  Portfolio
Net Investment Income
    Interest                                                      $44,887,494
Total Net Investment Income                                        44,887,494

Expenses
    Investment advisor                                              1,912,928
    Accounting                                                         92,102
    Trustee                                                            16,890
    Audit                                                               6,489
    Custodian                                                          53,143
    Legal                                                               1,181
    Insurance                                                          69,622
    Other                                                               3,713
Total Expenses                                                      2,156,068
Investment advisor fees waived                                       (807,397)
Total Net Expenses                                                  1,348,671

Net Investment Income (Loss)                                       43,538,823

Realized and Unrealized Gain (Loss) from Investments
Net Increase (Decrease) in Net Assets Resulting from Operations   $43,538,823


See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)
AND YEAR ENDED DECEMBER 31, 1999

MONEY MARKET PORTFOLIO

                                                           Six months
                                                              ended                 Year
                                                             6/30/00                ended
                                                           (unaudited)            12/31/99
Increase (Decrease) in Net Assets
Operations
    Net investment income (loss)                            $43,538,823          $59,927,411
Net increase in net assets resulting from operations         43,538,823           59,927,411
Transactions of Investors' Beneficial Interests
    Contributions                                         3,324,388,039        6,273,721,231
    Withdrawals                                          (3,115,235,238)      (6,027,721,363)
Net increase (decrease) in net assets resulting from
    transactions of investors' beneficial interests         209,152,801          245,999,868

Total Increase (Decrease) in Net Assets                     252,691,624          305,927,279

Net Assets - Beginning of Period                          1,104,196,602          798,269,323

Net Assets - End of Period                               $1,356,888,226       $1,104,196,602

*  Date of commencement of operations.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Ratios/ Supplementary Data


MONEY MARKET PORTFOLIO                                  Six months       Year        Year       Year        Year        Year
                                                           ended         ended       ended      ended       ended       ended
                                                          6/30/00       12/31/99    12/31/98   12/31/97    12/31/96    12/31/95
                                                        (Unaudited)

Net assets, end of period ($000)                        $1,356,888     $1,104,197   $798,269   $587,019    $352,930    $256,126
Ratio of expenses to average net assets                     0.18%(1)       0.18%      0.18%      0.18%       0.19%       0.21%
Ratio of net investment income to average net assets        5.90%(1)       5.07%      5.39%      5.47%       5.34%       5.87%
Ratio of expenses to average net assets                     0.29%(1)       0.30%      0.30%      0.31%       0.33%       0.37%
  before waiver of fees
Ratio of net investment income to average net assets        5.79%(1)       4.95%      5.27%      5.34%       5.20%       5.70%
  before waiver of fees

(1) Annualized.

See accompanying notes to financial statements.

INSTITUTIONAL FUND SEMI-ANNUAL REPORT

Notes to Financial Statements
June 30, 2000 (Unaudited)


1.   ORGANIZATION

The Institutional Fund (the "Fund") invests all of its investable assets in a corresponding open-end management investment company (a "Portfolio") having the same investment objective as the Fund. The Portfolio is registered under the Investment Company Act of 1940, as amended (the "Act"), as a no-load, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio.

The investment objective of the Money Market Portfolio is to seek current income and stable net asset values through investment in a portfolio of money market instruments. The financial statements of the Fund are included elsewhere in this report.

2.   SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENTS

Money market securities held in the Portfolio are valued at amortized cost, which approximates market value.

REPURCHASE AGREEMENTS

The Portfolio may engage in repurchase agreement transactions whereby the Portfolio takes possession of an underlying debt instrument subject to an obligation of the seller to repurchase the instrument from the Portfolio and an obligation of the Portfolio to resell the instrument at an agreed upon price and term. At all times, the Portfolio maintains the value of collateral, including accrued interest, at least 100% of the amount of the repurchase agreement, plus accrued interest. If the seller defaults or the fair value of the collateral declines, realization of the collateral by the Portfolio may be delayed or limited.

DEFERRED TRUSTEE COMPENSATION

Under a Deferred Compensation Plan (the "Plan") non-interested Trustees may elect to defer receipt of a portion of their annual compensation. Under the Plan, deferred amounts are invested in the shares of the Flex-funds and Meeder Advisor Funds. Deferred amounts remain in the Portfolios until distributed in accordance with the Plan.

LETTER OF CREDIT

The Portfolio has pledged as collateral a U.S. Government security, cash or other high-grade debt security solely for the benefit of ICI Mutual Insurance Co. for the Portfolio's fidelity bond coverage.

INCOME TAXES

The Portfolio will be treated as a partnership for Federal income tax purposes. As such, each investor in the Portfolio will be subject to taxation on its share of the Portfolio's ordinary income and capital gains. It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to it. Therefore, no Federal income tax provision is required.

SECURITIES TRANSACTIONS

The Portfolio records security transactions on the trade date. Interest income (including amortization of premium and accretion of discount) is recognized as earned.

3.   AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

Meeder Asset Management (f/k/a R. Meeder & Associates) ("MAM"), a wholly-owned subsidiary of Muirfield Investors, Inc. ("MII"), provides the Portfolio with investment management, research, statistical and advisory services. For such services the Portfolio pays monthly a fee at the following annual rates: 0.40% of average daily net assets up to $100 million and 0.25% of average daily net assets exceeding $100 million. During the six months ended June 30, 2000, MAM voluntarily waived a portion of its investment advisory fees in the Portfolio.

Mutual Funds Service Co. ("MFSCo"), a wholly-owned subsidiary of MII, serves as accounting services agent for the Portfolio. In compensation for such services the Portfolio pays MFSCo an annual fee equal to the greater of:

         a. 0.15% of the first $10 million of average daily net assets, 0.10% of the next $20 million of average daily net assets, 0.02% of the next $50 million of average daily net assets, and 0.01% in excess of $80 million of average daily net assets, or

         b.       $30,000.

Certain officers and trustees of the Portfolio are also officers or directors of MII, MAM and MFSCo.

4.   SECURITIES TRANSACTIONS

As of June 30, 2000, the aggregate cost basis of investments for Federal income tax purposes was $1,352,748,057.

                         MANAGER AND INVESTMENT ADVISOR
                             Meeder Asset Management
                              6000 Memorial Drive
                                 P.O. Box 7177
                               Dublin, Ohio 43017


                               BOARD OF TRUSTEES
                             Milton S. Bartholomew
                             Dr. Roger D. Blackwell
                                  James Didion
                               Charles Donabedian
                             Robert S. Meeder, Sr.
                             Robert S. Meeder, Jr.
                                Jack Nicklaus II
                                 Walter L. Ogle
                               Philip A. Voelker

                                   CUSTODIAN
                          Firstar Bank, N.A. Cincinnati
                             Cincinnati, Ohio 45201

                    TRANSFER AGENT DIVIDEND DISBURSING AGENT
                            Mutual Funds Service Co.
                              6000 Memorial Drive
                               Dublin, Ohio 43017

                                    AUDITORS
                                    KPMG LLP
                              Columbus, Ohio 43215

MEEDER ADVISOR FUNDS
6000 Memorial Drive, P.O. Box 7177
Dublin, Ohio 43017
1-800-494-3539
1-614-766-7000
Fax 1-614-766-6809